UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475

Strategic Global Income Fund, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments

Strategic Global Income Fund, Inc.

Industry diversification (unaudited)

As a percentage of net assets

As of February 28, 2015

Bonds
Corporate bonds
Airlines	0.42%
Automobiles	0.80
Banks	13.83
Capital markets	1.11
Chemicals	1.57
Commercial services & supplies	0.10
Construction materials	2.07
Consumer finance	1.77
Diversified financial services	3.84
Diversified telecommunication services	0.67
Electric utilities	1.12
Electronic equipment, instruments & components	0.01
Energy equipment & services	0.24
Food & staples retailing	0.12
Gas utilities	0.22
Health care providers & services	0.06
Health care technology	0.03
Hotels, restaurants & leisure	0.42
Independent power and renewable electricity producers	0.07
Insurance	4.19
Machinery	0.98
Media	2.06
Metals & mining	2.91
Oil, gas & consumable fuels	7.35

Paper & forest products	0.09
Pharmaceuticals	0.06
Real estate investment trust (REIT)	0.01
Road & rail	0.54
Technology hardware, storage & peripherals	0.28
Tobacco	0.15
Trading companies & distributors	0.35
Transportation infrastructure	0.90
Wireless telecommunication services	0.23

Total corporate bonds	48.57%
Asset-backed securities	1.07
Collateralized debt obligations	3.55
Commercial mortgage-backed securities	6.14
Mortgage & agency debt securities	4.72
Municipal bonds	2.96
US government obligations	5.02
Non-US government obligations	22.56
Structured note	0.45
Supranational bonds	2.79

Total bonds	97.83%
Common stock	0.03
Short-term investment	1.70
Options purchased	0.11

Total investments	99.67%
Cash and other assets, less liabilities	0.33

Net assets	100.00%

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount		Value
Bonds: 97.83%
Corporate bonds: 48.57%
Australia: 0.31%
Qantas Airways Ltd.,
7.500%, due 06/11/21	AUD	650,000	$562,865

Brazil: 3.57%
Banco do Brasil SA,
9.000%, due 06/18/24[1,2,3]		$795,000	656,113
Caixa Economica Federal,
2.375%, due 11/06/17[1]		1,050,000	997,500
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[4]		1,760,000	1,566,400
Petrobras Global Finance BV,
4.375%, due 05/20/23		1,100,000	900,196
6.250%, due 03/17/24		600,000	549,300
6.750%, due 01/27/41		2,120,000	1,773,571
Vale Overseas Ltd.,
6.875%, due 11/21/36		50,000	49,775

			6,492,855

Canada: 2.30%
Barrick Gold Corp.,
3.850%, due 04/01/22		600,000	595,155
Barrick North America Finance LLC,
5.750%, due 05/01/43		1,015,000	1,075,469
NOVA Chemicals Corp.,
5.000%, due 05/01/25[1]		290,000	306,312
5.250%, due 08/01/23[1]		1,320,000	1,392,600
Teck Resources Ltd.,
6.250%, due 07/15/41		65,000	62,106
Yamana Gold, Inc.,
4.950%, due 07/15/24		750,000	747,086

			4,178,728

Cayman Islands: 0.28%
Seagate HDD Cayman,
5.750%, due 12/01/34[1]		460,000	504,197

China: 0.22%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]		400,000	407,000

Colombia: 0.17%
Ecopetrol SA,
4.125%, due 01/16/25		320,000	304,544

Croatia: 0.12%
Agrokor DD,
8.875%, due 02/01/20[1]		200,000	219,250

France: 1.33%
Credit Agricole SA,
7.875%, due 01/23/24[1,2,3]		550,000	578,632
Numericable-SFR SAS,
6.250%, due 05/15/24[1]		200,000	205,300
SNCF Reseau,
5.500%, due 12/01/21[4]	GBP	860,000	1,627,235

			2,411,167

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Georgia: 0.21%
Georgian Railway JSC,
7.750%, due 07/11/22[4]		$350,000	$379,750

Germany: 1.72%
HeidelbergCement Finance BV,
8.500%, due 10/31/19[4]	EUR	800,000	1,190,669
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]		$550,000	580,250
Unitymedia KabelBW GmbH,
6.125%, due 01/15/25[1]		1,280,000	1,358,400

			3,129,319

Indonesia: 0.90%
Pertamina Persero PT,
6.000%, due 05/03/42[4]		1,350,000	1,380,375
6.450%, due 05/30/44		240,000	262,800

			1,643,175

Italy: 0.13%
Generali Finance BV,
6.214%, due 06/16/16[2,3]	GBP	150,000	240,088

Kazakhstan: 0.88%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[4]		$650,000	601,250
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO,
6.250%, due 05/20/15[4]		1,000,000	995,000

			1,596,250

Luxembourg: 1.25%
Altice SA,
7.750%, due 05/15/22[1]		200,000	206,500
ArcelorMittal,
5.250%, due 02/25/17		1,000,000	1,049,500
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20		125,000	130,000
7.500%, due 04/01/21		850,000	890,375

			2,276,375

Malaysia: 0.31%
SSG Resources Ltd.,
4.250%, due 10/04/22[4]		560,000	562,881

Mexico: 1.41%
Cemex Finance LLC,
6.000%, due 04/01/24[1]		700,000	700,917
Cemex SAB de CV,
5.700%, due 01/11/25[1]		850,000	828,622
5.875%, due 03/25/19[1]		1,000,000	1,035,250

			2,564,789

Morocco: 0.24%
OCP SA,
5.625%, due 04/25/24[1]		400,000	433,590

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
Netherlands: 0.39%
LyondellBasell Industries NV,
4.625%, due 02/26/55	$720,000	$710,458

Nigeria: 0.65%
FBN Finance Co. BV,
8.000%, due 07/23/21[1,2]	1,620,000	1,178,550

Norway: 1.03%
Eksportfinans ASA,
5.500%, due 06/26/17	1,750,000	1,868,125

Panama: 0.11%
Avianca Holdings SA,
8.375%, due 05/10/20[4]	200,000	203,500

Portugal: 1.44%
EDP Finance BV,
4.900%, due 10/01/19[1]	1,400,000	1,508,822
6.000%, due 02/02/18[1]	1,000,000	1,099,910

		2,608,732

Russia: 2.12%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[4]	1,900,000	1,762,250
VEB Finance Ltd.,
6.800%, due 11/22/25[4]	900,000	675,000
6.902%, due 07/09/20[4]	300,000	254,931
VTB Capital SA,
6.950%, due 10/17/22[4]	1,500,000	1,155,000

		3,847,181

South Africa: 0.26%
Eskom Holdings SOC Ltd.,
6.750%, due 08/06/23[4]	450,000	464,625

Sri Lanka: 0.95%
National Savings Bank,
8.875%, due 09/18/18[4]	1,570,000	1,717,187

Switzerland: 0.25%
Credit Suisse Group AG,
6.250%, due 12/18/24[1,2,3]	465,000	460,769

Turkey: 1.42%
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[4]	1,800,000	1,734,300
Turkiye Vakiflar Bankasi Tao,
5.000%, due 10/31/18[4]	840,000	851,760

		2,586,060

United Kingdom: 4.87%
Barclays Bank PLC,
5.140%, due 10/14/20	1,000,000	1,110,290
Barclays PLC,
4.375%, due 09/11/24	370,000	376,390
HSBC Holdings PLC,
6.375%, due 09/17/24[2,3]	270,000	277,628

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (continued)
Lloyds Bank PLC,
6.500%, due 03/24/20[4]	EUR	900,000	$1,256,300
11.875%, due 12/16/21[2,4]		1,000,000	1,333,910
Royal Bank of Scotland Group PLC,
5.125%, due 05/28/24		$650,000	688,349
6.100%, due 06/10/23		2,010,000	2,253,125
Wellcome Trust Finance PLC,
4.750%, due 05/28/21	GBP	860,000	1,549,358

			8,845,350

United States: 18.94%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$65,000	83,909
Allstate Corp.,
5.750%, due 08/15/53[2]		1,330,000	1,437,730
Ally Financial, Inc.,
6.250%, due 12/01/17		450,000	486,000
Altria Group, Inc.,
9.950%, due 11/10/38		161,000	280,345
Anadarko Petroleum Corp.,
6.450%, due 09/15/36		500,000	637,747
Bank of America Corp.,
4.000%, due 01/22/25		850,000	859,554
Berry Petroleum Co., LLC,
6.750%, due 11/01/20		50,000	42,250
Boise Cascade Co.,
6.375%, due 11/01/20		150,000	157,500
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17		1,025,000	1,142,875
Caterpillar, Inc.,
4.300%, due 05/15/44		600,000	643,566
CDW LLC,
8.500%, due 04/01/19		20,000	20,964
CIT Group, Inc.,
5.000%, due 08/15/22		1,825,000	1,940,212
Citigroup, Inc.,
Series D,
5.350%, due 05/15/23[2,3]		1,170,000	1,124,288
5.500%, due 09/13/25		1,000,000	1,132,255
Series M,
6.300%, due 05/15/24[2,3]		650,000	662,188
DIRECTV Holdings LLC,
6.000%, due 08/15/40		160,000	180,438
DISH DBS Corp.,
7.875%, due 09/01/19		850,000	959,437
Endo Finance LLC & Endo Finco, Inc.,
5.375%, due 01/15/23[1]		100,000	101,750
Energy Transfer Partners LP,
7.500%, due 07/01/38		1,000,000	1,288,754
ExamWorks Group, Inc.,
9.000%, due 07/15/19		80,000	84,800

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
FCA US LLC,
8.000%, due 06/15/19	$55,000	$58,103
Felcor Lodging LP,
6.750%, due 06/01/19	25,000	26,125
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	340,000	369,616
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,396,765
Frontier Communications Corp.,
8.500%, due 04/15/20	100,000	113,000
9.000%, due 08/15/31	60,000	64,800
General Electric Capital Corp.,
Series C,
5.250%, due 06/15/23[2,3]	850,000	871,335
General Motors Financial Co., Inc.,
3.000%, due 09/25/17	670,000	685,075
4.750%, due 08/15/17	1,740,000	1,844,835
Glencore Funding LLC,
4.625%, due 04/29/24[1]	675,000	706,192
HCA, Inc.,
5.875%, due 03/15/22	25,000	28,100
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	75,000	85,312
Jefferies Finance LLC,
6.875%, due 04/15/22[1]	200,000	193,000
Key Energy Services, Inc.,
6.750%, due 03/01/21	50,000	33,406
Kinder Morgan Energy Partners LP,
6.500%, due 09/01/39	85,000	98,795
Kinder Morgan, Inc.,
7.000%, due 06/15/17	1,500,000	1,660,200
7.250%, due 06/01/18	1,000,000	1,141,844
Level 3 Financing, Inc.,
8.625%, due 07/15/20	25,000	27,250
Liberty Mutual Group, Inc.,
10.750%, due 06/15/58[1,2]	35,000	53,900
MedAssets, Inc.,
8.000%, due 11/15/18	50,000	52,188
MetLife, Inc.,
6.400%, due 12/15/36	1,940,000	2,269,800
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20	650,000	412,750
NRG Energy, Inc.,
6.250%, due 07/15/22	125,000	130,313
PNC Preferred Funding Trust I,
1.891%, due 03/15/17[1,2,3]	800,000	752,000
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	970,000	984,356
5.875%, due 09/15/42[2]	400,000	431,040
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	125,000	147,813

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (concluded)
United States — (concluded)
Sabine Pass Liquefaction LLC,
6.250%, due 03/15/22	$280,000	$294,700
Sprint Communications, Inc.,
9.000%, due 11/15/18[1]	100,000	116,250
Sprint Corp.,
7.250%, due 09/15/21	300,000	305,813
SquareTwo Financial Corp.,
11.625%, due 04/01/17	200,000	188,500
Starwood Hotels & Resorts Worldwide, Inc.,
3.750%, due 03/15/25	360,000	367,656
4.500%, due 10/01/34	240,000	247,522
Time Warner Cable, Inc.,
6.550%, due 05/01/37	145,000	174,931
Transocean, Inc.,
6.800%, due 03/15/38	500,000	400,000
Valero Energy Corp.,
6.625%, due 06/15/37	160,000	200,233
7.500%, due 04/15/32	750,000	974,300
Wells Fargo Capital X,
5.950%, due 12/15/36	600,000	615,300
WESCO Distribution, Inc.,
5.375%, due 12/15/21	550,000	557,563
XL Group PLC, Series E,
6.500%, due 04/15/17[2,3]	2,355,000	2,072,400

		34,419,643

Venezuela: 0.79%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[4]	1,000,000	456,350
8.500%, due 11/02/17[1]	1,000,000	656,350
9.000%, due 11/17/21[4]	840,000	323,484

		1,436,184

Total corporate bonds (cost $89,238,506)		88,253,187

Asset-backed securities: 1.07%
United States: 1.07%
Capital Auto Receivables Asset Trust,
Series 2013-3, Class C,
2.790%, due 10/22/18	650,000	661,800
Series 2014-1, Class D,
3.390%, due 07/22/19	525,000	532,390
Fortress Credit BSL II Ltd.,
Series 2013-2A, Class C,
3.157%, due 10/19/25[1,2]	800,000	754,080

Total asset-backed securities (cost $1,957,791)		1,948,270

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Collateralized debt obligations: 3.55%
United Kingdom: 0.75%
Boyne Valley CLO BV,
Series 1X, Class F,
2.851%, due 02/12/22[2,4]	EUR	1,700,000	$551,691
Cadogan Square CLO BV,
Series 2X, Class M,
6.130%, due 08/12/22[2,4]		2,000,000	805,716

			1,357,407

United States: 2.80%
Apidos XIV CLO,
Series 2013-14A, Class C1,
3.103%, due 04/15/25[1,2]		700,000	675,500
Ares XXVII CLO Ltd.,
Series 2013-2A, Class C,
3.006%, due 07/28/25[1,2]		500,000	485,000
Avery Point IV CLO Ltd.,
Series 2014-1A, Class C,
3.356%, due 04/25/26[1,2]		550,000	551,641
BlueMountain CLO Ltd.,
Series 2013-4A, Class C,
2.903%, due 04/15/25[1,2]		1,150,000	1,089,970
CIFC Funding Ltd.,
Series 2014-1A, Class C,
3.053%, due 04/18/25[1,2]		525,000	506,100
Galaxy XVI CLO Ltd.,
Series 2013-16A, Class C,
2.858%, due 11/16/25[1,2]		500,000	480,000
Octagon Investment Partners XIX CLO Ltd.,
Series 2014-1A, Class C,
3.103%, due 04/15/26[1,2]		580,000	558,627
Octagon Investment Partners XVIII CLO Ltd.,
Series 2013-1A, Class B,
3.007%, due 12/16/24[1,2]		250,000	243,205
Race Point IX CLO Ltd.,
Series 2015-9A, Class B,
3.358%, due 04/15/27[1,2,5]		500,000	496,755

			5,086,798

Total collateralized debt obligations (cost $6,665,355)			6,444,205

Commercial mortgage-backed securities: 6.14%
United States: 6.14%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class C,
6.811%, due 01/14/29[1]		975,000	1,134,393
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class E,
2.756%, due 09/15/26[1,2]		600,000	601,730
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.223%, due 08/15/26[1,2]		675,000	674,707

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Commercial mortgage-backed securities — (concluded)
United States — (concluded)
Commercial Mortgage Loan Trust,
Series 2014-CR14, Class C,
4.610%, due 02/10/47[2]	$750,000	$805,924
Series 2014-CR17, Class C,
4.736%, due 05/10/47[2]	500,000	535,432
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	1,000,000	1,027,495
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.073%, due 07/15/31[1,2]	500,000	499,487
Series 2014-GC18, Class C,
4.948%, due 01/10/47[2]	350,000	378,563
Hilton USA Trust,
Series 2013-HLT, Class DFX,
4.407%, due 11/05/30[1]	1,000,000	1,018,184
Irvine Core Office Trust,
Series 2013-IRV, Class C,
3.173%, due 05/15/48[1,2]	250,000	248,398
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-JWRZ, Class D,
3.163%, due 04/15/30[1,2]	500,000	500,071
Madison Avenue Trust,
Series 2013-650M, Class D,
4.034%, due 10/12/32[1,2]	350,000	360,969
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class B,
3.769%, due 02/15/46	350,000	362,690
Series 2014-C17, Class B,
4.464%, due 08/15/47[2]	500,000	533,012
Series 2013-C13, Class C,
4.895%, due 11/15/46[2]	325,000	349,864
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class E,
3.445%, due 07/13/29[1,2]	250,000	251,009
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
2.672%, due 11/15/27[1,2]	375,000	376,589
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4,
5.942%, due 02/15/51[2]	397,905	424,231
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class C,
2.710%, due 03/18/28[1,2]	1,100,000	1,081,204

Total commercial mortgage-backed securities (cost $10,952,601)		11,163,952

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Mortgage & agency debt securities: 4.72%
United States: 4.72%
Federal Home Loan Mortgage Corp. REMIC, IO,[6]
3.000%, due 05/15/27	$4,410,809	$424,805
Federal National Mortgage Association REMIC, IO,[6]
Series 2013-15, Class IO,
2.500%, due 03/25/28	5,339,900	524,491
Series 2013-64, Class LI,
3.000%, due 06/25/33	4,855,849	749,452
Series 2011-91, Class EI,
3.500%, due 08/25/26	3,779,416	402,638
Series 2012-146, Class IO,
3.500%, due 01/25/43	1,591,569	333,371
Series 2012-146, Class LI,
4.500%, due 10/25/41	1,651,818	268,792
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43	5,906,575	1,093,885
Series 2012-26, Class GI,
3.500%, due 02/20/27	3,266,057	373,015
JP Morgan Alternative Loan Trust,
Series 2006-A5, Class 2A6,
3.446%, due 10/25/36[2]	5,405,200	3,159,788
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-8, Class 4A3,
5.173%, due 09/25/36[2]	1,370,738	1,238,482

Total mortgage & agency debt securities (cost $10,606,929)		8,568,719

Municipal bonds: 2.96%
State of Illinois, GO Bonds,
5.877%, due 03/01/19	2,100,000	2,343,369
State of California, GO Bonds,
7.300%, due 10/01/39	300,000	453,405
7.550%, due 04/01/39	1,625,000	2,584,628

Total municipal bonds (cost $4,806,823)		5,381,402

US government obligations: 5.02%
US Treasury Bonds,
3.625%, due 08/15/43[7]	1,000,000	1,209,297
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 07/15/24	1,878,929	1,880,396
US Treasury Notes,
1.625%, due 11/15/22[7]	3,665,000	3,602,296
2.375%, due 08/15/24[7]	2,350,000	2,426,008

Total US government obligations (cost $8,808,884)		9,117,997

Non-US government obligations: 22.56%
Argentina: 0.86%
Republic of Argentina,
0.000%, due 12/15/35[8]	1,700,825	153,925

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Argentina — (concluded)
Republic of Argentina — (concluded)
0.000%, due 12/15/35[8]		$1,800,000	$165,600
7.000%, due 10/03/15		1,250,000	1,246,340

			1,565,865

Australia: 1.19%
Queensland Treasury Corp.,
6.000%, due 02/21/18	AUD	2,500,000	2,169,352

Belarus: 1.51%
Republic of Belarus,
8.750%, due 08/03/15[4]		$2,945,000	2,746,213

Belgium: 1.29%
Kingdom of Belgium,
4.000%, due 03/28/22	EUR	1,650,000	2,343,917

Brazil: 1.96%
Federative Republic of Brazil,
6.000%, due 08/15/50[9]	BRL	4,000,000	3,551,922

Canada: 0.73%
Province of Alberta Canada,
3.400%, due 12/01/23	CAD	1,460,000	1,326,718

China: 0.29%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	526,013

Costa Rica: 0.96%
Banco Nacional de Costa Rica,
4.875%, due 11/01/18[1]		$1,150,000	1,158,625
Republic of Costa Rica,
7.000%, due 04/04/44[4]		580,000	585,800

			1,744,425

Cote d’Ivoire: 0.17%
Republic of Cote d’Ivoire,
6.375%, due 03/03/28[1]		320,000	317,280

Ecuador: 0.29%
Republic of Ecuador,
7.950%, due 06/20/24[1]		250,000	233,438
9.375%, due 12/15/15[4]		290,000	290,000

			523,438

France: 0.58%
Government of France,
3.500%, due 04/25/26	EUR	720,000	1,047,690

Gabon: 0.37%
Gabonese Republic,
6.375%, due 12/12/24[1]		$700,000	672,000

Germany: 0.74%
Kreditanstalt fuer Wiederaufbau,
5.050%, due 02/04/25	CAD	1,350,000	1,351,458

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Ghana: 0.43%
Republic of Ghana,
8.500%, due 10/04/17[4]		$750,000	$783,750

Hungary: 0.62%
MFB Magyar Fejlesztesi Bank Zrt,
6.250%, due 10/21/20[4]		1,000,000	1,133,689

Ireland: 0.17%
Government of Ireland,
3.900%, due 03/20/23	EUR	220,000	308,407

Italy: 1.79%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[4,9]		1,020,685	1,287,714
3.750%, due 08/01/15		1,150,000	1,306,476
4.250%, due 09/01/19		500,000	652,228

			3,246,418

Kenya: 0.68%
Republic of Kenya,
5.875%, due 06/24/19[1]		$550,000	562,375
6.875%, due 06/24/24[1]		640,000	671,200

			1,233,575

Mexico: 0.64%
Mexican Udibonos,
Series S,
4.000%, due 11/15/40[9]	MXN	15,173,136	1,158,160

New Zealand: 3.23%
New Zealand Local Government Funding Agency,
5.500%, due 04/15/23	NZD	5,000,000	4,181,795
6.000%, due 05/15/21		2,000,000	1,687,649

			5,869,444

Nigeria: 0.52%
Federal Republic of Nigeria,
5.125%, due 07/12/18[4]		$970,000	944,537

Pakistan: 0.07%
Islamic Republic of Pakistan,
7.125%, due 03/31/16[4]		125,000	127,188

Russia: 0.31%
Russian Federation,
7.000%, due 01/25/23	RUB	49,900,000	555,116

Spain: 1.84%
Kingdom of Spain,
4.200%, due 01/31/37	EUR	840,000	1,287,051
4.400%, due 10/31/23[4]		720,000	1,019,472
5.850%, due 01/31/22		695,000	1,035,522

			3,342,045

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Face amount		Value
Bonds — (concluded)
Non-US government obligations — (concluded)
Venezuela: 0.93%
Republic of Venezuela,
7.000%, due 03/16/15		390,000	$431,483
8.250%, due 10/13/24[4]		$3,400,000	1,258,000

			1,689,483

Zambia: 0.39%
Republic of Zambia,
8.500%, due 04/14/24[1]		650,000	705,250

Total Non-US government obligations (cost $46,422,307)			40,983,353

Structured note: 0.45%
Ghana: 0.45%
Standard Chartered Bank,
23.000%, due 08/21/17 (linked to Republic of Ghana, 23.000%, due 08/21/17) (cost $1,759,260)	GHS	2,800,000	818,763

Supranational bonds: 2.79%
EUROFIMA,
6.250%, due 12/28/18[4]	AUD	1,405,000	1,246,552
European Financial Stability Facility,
3.875%, due 03/30/32[4]	EUR	850,000	1,388,494
European Investment Bank,
5.375%, due 06/07/21	GBP	600,000	1,130,383
6.500%, due 08/07/19	AUD	1,425,000	1,303,455

Total supranational bonds (cost $5,879,465)			5,068,884

Total bonds (cost $187,097,921)			177,748,732

	Shares
Common stock: 0.03%
United States : 0.03%
WMI Holdings Corp.* (cost $10,890)		19,801	50,493

Short-term investment: 1.70%
Investment company: 1.70%
UBS Cash Management Prime Relationship Fund[10] (cost $3,093,361)		3,093,361	3,093,361

	Face amount covered by contracts
Options purchased: 0.11%
Call options: 0.02%
Foreign Exchange Option, Buy USD/JPY, strike @ JPY 120.0000, expires March 2015, counterparty: MLI		$3,750,000	25,335

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

	Number of contracts		Value
Put options: 0.09%
3 Year Euro-Dollar Midcurve, strike @ USD 98.2500, expires June 2016		155	$50,375
90 Day Euro-Dollar Time Deposit, strike @ USD 99.2500, expires March 2015		550	3,438
Euro-Bund, strike @ EUR 156.5000, expires May 2015	EUR	100	116,381

			170,194

	Notional Amount
Options purchased on interest rate swaps: 0.00%[11,12]
Expiring 11/02/15. If option exercised the Fund pays semi-annually 6.000% and receives quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB		$14,000,000	164

Total options purchased (cost $1,181,181)			195,693

Total investments: 99.67% (cost $191,383,353)			181,088,279
Cash and other assets, less liabilities — 0.33%			602,723

Net assets — 100.00%			$181,691,002

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,217,469
Gross unrealized depreciation	(16,512,543)

Net unrealized depreciation of investments	$(10,295,074)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	CNY	900,000	USD	146,092	03/18/15	$2,819
BB	INR	6,200,000	USD	99,839	03/18/15	(113)
BB	MXN	21,854,000	USD	1,468,880	03/18/15	6,541
BB	RUB	3,000,000	USD	44,313	03/18/15	(4,012)
BB	TRY	980,000	USD	420,745	03/18/15	31,697
BB	USD	910,499	CLP	558,500,000	03/18/15	(6,578)
BB	USD	794,647	COP	1,900,000,000	03/18/15	(35,834)
BB	USD	872,107	INR	55,200,000	03/18/15	17,786
CIBC	JPY	644,737,784	USD	5,360,000	04/22/15	(33,536)
CSI	BRL	6,430,000	USD	2,359,358	03/18/15	105,986
CSI	USD	9,092,792	EUR	7,815,000	04/22/15	(341,971)
DB	BRL	3,427,625	USD	1,251,963	03/18/15	50,764
DB	RUB	6,630,000	USD	109,786	03/18/15	2,987
DB	THB	22,650,000	USD	682,023	03/18/15	(18,005)
DB	USD	803,571	TRY	1,980,000	03/18/15	(17,535)
DB	USD	975,259	ZAR	11,400,000	03/18/15	(717)
DB	ZAR	550,000	USD	47,868	03/18/15	850
GSI	BRL	250,000	USD	95,086	03/18/15	7,474
GSI	CLP	558,500,000	USD	895,391	03/18/15	(8,530)
GSI	TRY	980,000	USD	420,872	03/18/15	31,823
GSI	USD	84,058	BRL	230,000	03/18/15	(3,455)
GSI	USD	255,905	MXN	3,780,000	03/18/15	(2,970)
GSI	USD	850,298	TRY	1,959,130	03/18/15	(72,547)
GSI	ZAR	1,990,000	USD	171,296	03/18/15	1,179
JPMCB	AUD	7,215,000	USD	5,897,570	04/22/15	276,785
JPMCB	CHF	4,995,000	USD	5,432,596	04/22/15	181,903
JPMCB	EUR	1,100,000	USD	1,256,735	04/22/15	25,013
JPMCB	GBP	965,000	USD	1,464,366	04/22/15	(24,900)
JPMCB	NOK	2,320,000	USD	303,283	04/22/15	1,058
JPMCB	NZD	7,685,000	USD	5,945,523	04/22/15	162,177
JPMCB	USD	2,355,371	CAD	2,815,000	04/22/15	(105,210)
JPMCB	USD	946,543	DKK	6,050,000	04/22/15	(37,572)
JPMCB	USD	910,960	EUR	805,000	04/22/15	(9,564)
JPMCB	USD	401,319	GBP	260,000	04/22/15	(65)
MSCI	EUR	2,535,000	USD	2,874,793	04/22/15	36,236
MSCI	JPY	639,300,000	USD	5,369,649	04/22/15	21,603
MSCI	USD	1,671,242	AUD	2,150,000	04/22/15	3,697
MSCI	USD	7,437,748	EUR	6,540,000	04/22/15	(114,605)
MSCI	USD	3,629,458	GBP	2,390,000	04/22/15	58,985
MSCI	USD	2,598,286	JPY	305,700,000	04/22/15	(40,961)
SEB	USD	12,036,585	JPY	1,404,200,000	04/22/15	(289,789)
Net unrealized depreciation on forward foreign currency contracts						$(141,106)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 67 contracts (USD)	June 2015	$10,874,419	$10,843,531	$(30,888)
US Ultra Bond, 25 contracts (USD)	June 2015	4,211,084	4,207,031	(4,053)
5 Year US Treasury Notes, 19 contracts (USD)	June 2015	2,268,806	2,266,344	(2,462)
10 Year US Treasury Notes, 114 contracts (USD)	June 2015	14,519,332	14,568,844	49,512
US Treasury futures sell contracts:
US Long Bond, 8 contracts (USD)	June 2015	(1,293,821)	(1,294,750)	(929)
US Ultra Bond, 27 contracts (USD)	June 2015	(4,527,597)	(4,543,594)	(15,997)
5 Year US Treasury Notes, 54 contracts (USD)	June 2015	(6,425,079)	(6,441,188)	(16,109)
10 Year US Treasury Notes, 138 contracts (USD)	June 2015	(17,653,048)	(17,635,968)	17,080
Interest rate futures sell contracts:
Canadian Government 10 Year Bond, 13 contracts (CAD)	June 2015	(1,489,529)	(1,493,737)	(4,208)
Long Gilt, 4 contracts (GBP)	June 2015	(733,980)	(732,217)	1,763

Net unrealized depreciation on futures contracts				$(6,291)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

Options written

Call options	Expiration date	Premiums received	Value
3 Year Euro-Dollar Midcurve, 155 contracts, strike @ USD 98.7500	June 2016	$125,995	$(126,906)
30 Year US Treasury Bonds, 112 contracts, strike @ USD 162.0000	March 2015	219,026	(241,500)
Put options
90 Day Euro-Dollar Time Deposit, 550 contracts, strike @ USD 98.2500	March 2015	142,450	(3,437)
Euro-Bund, 100 contracts, strike @ EUR 153.0000	May 2015	41,475	(33,572)
Options written on interest rate swaps[11]
If option exercised the Fund receives semi-annually 7.250% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 14,000,000	November 2015	257,600	(27)
If option exercised the Fund receives semi-annually 8.760% and pays quarterly floating 3 month USD LIBOR. Underlying interest rate swap terminating 11/04/25. European style. Counterparty: DB, Notional Amount USD 14,000,000	November 2015	166,600	(5)
Options written on credit default swaps on credit indices[11]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/20/19. European style. Counterparty: JPMCB, Notional Amount USD 12,000,000	April 2015	30,000	(23,068)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 23 Index and the Fund pays quarterly fixed rate of 5.000%. Underlying credit default swap terminating 12/20/19. European style. Counterparty: MLI, Notional Amount USD 33,550,000	June 2015	73,072	(86,686)

Total options written		$1,056,218	$(515,201)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

Written options activity for the period ended February 28, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at November 30, 2014	1,479	$531,799
Options written	579	432,063
Options terminated in closing purchase transactions	(1,141)	(434,916)
Options expired prior to exercise	—	—

Options outstanding at February 28, 2015	917	$528,946

Swaptions and foreign exchange written options activity for the period ended February 28, 2015 was as follows:

Premiums received
Swaptions & foreign exchange options outstanding at November 30, 2014	$891,135
Swaptions & foreign exchange options written	434,372
Swaptions & foreign exchange options terminated in closing purchase transactions	(798,235)
Swaptions & foreign exchange options expired prior to exercise	—

Swaptions & foreign exchange options outstanding at February 28, 2015	$527,272

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

Currency swap agreements11

	Notional Amount
Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[13]	Receive rate[13]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
BB	USD	18,168,492	AUD	22,328,244	12/24/22	3 month USD LIBOR	3 month BBSW	$—	$(499,196)	$(499,196)
CITI	JPY	1,896,000,000	USD	15,983,814	03/20/19	3 month JPY LIBOR	3 month USD LIBOR	—	47,478	47,478
CITI	USD	15,983,814	JPY	1,896,000,000	03/20/15	3 month USD LIBOR	3 month JPY LIBOR	—	(130,492)	(130,492)
MLI	AUD	22,328,244	USD	18,168,492	12/24/15	3 month BBSW	3 month USD LIBOR	—	587,091	587,091

								$—	$4,881	$4,881

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[13]	Payments received by the Fund[13]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CSI	CAD	32,620,000	02/11/17	3 month BA	3.500%	$(293,326)	$1,366,486	$1,073,160
CSI	CAD	9,200,000	02/11/22	4.145%	3 month BA	—	(1,361,570)	(1,361,570)
DB	ZAR	7,400,000	05/31/23	3 month JIBAR	7.480	—	2,662	2,662
JPMCB	CAD	32,620,000	02/11/17	3.500	3 month BA	—	(1,366,486)	(1,366,486)
JPMCB	USD	105,000,000	07/03/42	1 month USD LIBOR	3 month USD LIBOR	—	1,449,406	1,449,406
MLI	CAD	22,140,000	04/09/17	3 month BA	1.978	—	451,381	451,381
MLI	CAD	7,480,000	02/04/21	3.725	3 month BA	194,693	(861,253)	(666,560)
MLI	CAD	7,410,000	02/04/31	3 month BA	3.475	—	1,060,414	1,060,414
MLI	CAD	2,620,000	02/04/41	4.208	3 month BA	—	(785,877)	(785,877)
MLI	ZAR	12,000,000	06/04/18	3 month JIBAR	6.400	—	(11,627)	(11,627)
MSCI	CAD	21,160,000	04/08/17	3.600	3 month BA	—	(1,113,666)	(1,113,666)

						$(98,633)	$(1,170,130)	$(1,268,763)

Credit default swaps on corporate and sovereign issues — buy protection14

Counterparty	Referenced obligation[15]	Notional amount	Termination date	Payments made by the Fund[13]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
CITI	Prudential Financial, Inc., bond, 6.100%, due 06/15/17	USD 1,850,000	03/20/20	1.000%	$38,303	$(33,368)	$4,935
JPMCB	Boston Scientific Corp. bond, 2.650%, due 10/01/18	USD 3,700,000	12/20/19	1.000	47,761	(106,921)	(59,160)
MSCI	Deutsche Bank AG bond, 5.125%, due 08/31/17	EUR 1,750,000	06/20/17	1.000	(94,483)	(35,916)	(130,399)

					$(8,419)	$(176,205)	$(184,624)

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

Credit default swaps on credit indices — sell protection16

Counterparty	Referenced Index[15]	Notional amount	Termination date	Payments received by the Fund[13]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[17]
CITI	CMBX.NA.BB. Series 6 Index	USD 3,800,000	05/11/63	5.000%	$(116,180)	$40,433	$(75,747)	3.612%
CSI	CMBX.NA.BBB. Series 6 Index	USD 9,550,000	05/11/63	3.000	(237,457)	98,644	(138,813)	2.714
MLI	CDX.NA.HY. Series 15 Index	USD 4,000,000	12/20/15	5.000	295,000	198,231	493,231	0.455
MSCI	CMBX.NA.A. Series 6 Index	USD 2,750,000	05/11/63	2.000	(41,835)	36,797	(5,038)	1.839
MSCI	CMBX.NA.BB. Series 6 Index	USD 2,000,000	05/11/63	5.000	(13,148)	21,281	8,133	3.612
MSCI	CMBX.NA.A. Series 6 Index	USD 4,750,000	05/11/63	2.000	(117,951)	63,559	(54,392)	1.839

					$(231,571)	$458,945	$227,374

Credit default swaps on corporate and sovereign issues — sell protection16

Counterparty	Referenced obligation[15]	Notional amount		Termination date	Payments received by the Fund[13]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[17]
CITI	State of Illinois bond, 5.000%, due 06/01/29	USD	3,000,000	12/20/23	1.000%	$213,735	$(231,708)	$(17,973)	2.153%
CITI	MetLife, Inc. bond, 4.750%, due 02/08/21	USD	1,850,000	03/20/20	1.000	(26,302)	29,755	3,453	0.708

						$187,433	$(201,953)	$(14,520)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[13]	Payments received by the Fund[13]	Value	Unrealized appreciation
CAD	9,200,000	02/11/22	3 month BA	2.626%	$623,611	$623,611

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$88,253,187	$—	$88,253,187
Asset-backed securities	—	1,948,270	—	1,948,270
Collateralized debt obligations	—	4,590,043	1,854,162	6,444,205
Commercial mortgage-backed securities	—	11,163,952	—	11,163,952
Mortgage & agency debt securities	—	8,195,704	373,015	8,568,719
Municipal bonds	—	5,381,402	—	5,381,402
US government obligations	—	9,117,997	—	9,117,997
Non-US government obligations	—	40,983,353	—	40,983,353
Structured note	—	818,763	—	818,763
Supranational bonds	—	5,068,884	—	5,068,884
Common stock	50,493	—	—	50,493
Short-term investment	—	3,093,361	—	3,093,361
Options purchased	170,194	25,499	—	195,693
Forward foreign currency contracts	—	1,027,363	—	1,027,363
Futures contracts	68,355	—	—	68,355
Swap agreements	—	6,077,229	—	6,077,229
Total	$289,042	$185,745,007	$2,227,177	$188,261,226
Liabilities
Forward foreign currency contracts	—	(1,168,469)	—	(1,168,469)
Futures contracts	(74,646)	—	—	(74,646)
Swap agreements	—	(6,538,080)	—	(6,538,080)
Options written	(405,415)	(109,786)	—	(515,201)
Total	$(480,061)	$(7,816,335)	$—	$(8,296,396)

At February 28, 2015, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Collateralized debt obligations	Mortgage & agency debt securities	Total
Assets
Beginning balance	$3,587,812	$422,093	$4,009,905
Purchases	496,755	—	496,755
Issuances	—	—	—
Sales	(1,748,166)	—	(1,748,166)
Accrued discounts (premiums)	—	(28,484)	(28,484)
Total realized gain (loss)	(220)	—	(220)
Change in net unrealized appreciation (depreciation)	(482,019)	(20,594)	(502,613)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance	$1,854,162	$373,015	$2,227,177

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at Febuary 28, 2015 was $(502,613).

Strategic Global Income Fund, Inc.

Portfolio of investments — February 28, 2015 (unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the value of these securities amounted to $35,258,520 or 19.41% of net assets.

[2]	Variable or floating rate security — The interest rate shown is the current rate as of February 28, 2015 and changes periodically.
[3]	Perpetual investment. Date shown reflects the next call date.
[4]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At February 28, 2015, the value of these securities amounted to $34,660,973 or 19.08% of net assets.

[5]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At February 28, 2015, the value of this security amounted to $496,755 or 0.27% of net assets.
[6]

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[7]	All or a portion of these securities have been designated as collateral for open swap agreements.
[8]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[9]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[10]	The table below details the Fund’s investment in a fund advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 11/30/14	Purchases during the three months ended 02/28/15	Sales during the three months ended 02/28/15	Value 02/28/15	Net income earned from affiliate for the three months ended 02/28/15
UBS Cash Management Prime Relationship Fund	$4,285,564	$12,305,433	$13,497,636	$3,093,361	$667

[11]	Illiquid investment as of February 28, 2015.
[12]	Amount represents less than 0.005%.

[13]	Payments made or received are based on the notional amount.
[14]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[15]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[16]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[17]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Portfolio acronyms
BA	Canadian Bankers’ Acceptance Rate
BAMLL	Bank Of America Merrill Lynch
BBA	British Banking Association
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CLO	Collateralized Loan Obligations
GDP	Gross Domestic Product
GO	General Obligation
GS	Goldman Sachs
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
SEB	Skandinaviska Enskilda Banken

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
GHS	Ghanaian Cedi
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also maybe valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m. Eastern time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value.

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of security valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated November 30, 2014.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 29, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: April 29, 2015